UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
 Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

 [X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2017 to December 31, 2017

February 13, 2018
Date of Report

Natixis Real Estate Holdings LLC1
 (Exact name of securitizer as specified in its charter)

025-00719	0001542259
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Peter Bayard, 212-891-6253
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

 Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [X]

1 Natixis Real Estate Holdings LLC is the successor by merger to Natixis Real Estate Capital Inc.

Item 1.02  Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2), Natixis Real Estate Holdings LLC has indicated by check mark that there is no activity for the annual period.

Explanatory Note:

This Form ABS-15G contains all applicable Reportable Information (as defined below) that we possess or can acquire without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”) and  (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”).  Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense.  The information in this Form-ABS 15G has not been verified by any third party.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 13, 2018	NATIXIS REAL ESTATE HOLDINGS LLC (Securitizer)

	By:	/s/ John-Charles van Essche
Name: John-Charles van Essche
Title: Managing Director

	By:	/s/ Peter Bayard
Name: Peter Bayard
Title: Managing Director